INCOME TAX EXPENSES - Schedule of Income Tax Expense Benefit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current tax expense
Current period	$ (118,245)	$ (96,608)
Deferred tax (expense)/benefit
Origination and reversal of temporary difference	(4,793)	5,770
Income tax expenses	$ (123,038)	$ (90,838)